Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Ordinary shares		Share premium	Receivable on account of shares	Conversion option of convertible loans	Accumulated deficit	Total
Balance at Dec. 31, 2018		$ 14		$ 4,717	$ (76)	$ 46	$ (4,647)	$ 54
Balance (in Shares) at Dec. 31, 2018		10,987,747
Loss and total comprehensive loss							(3,689)	(3,689)
Issuance of Ordinary shares		$ 1		441				442
Issuance of Ordinary shares (in Shares)		425,183
Consideration for warrants exercised in 2018				39				39
Share-based payment				202				202
Issuance of SAFE				1,406				1,406
Balance at Dec. 31, 2019		$ 15		6,805	(76)	46	(8,336)	(1,546)
Balance (in Shares) at Dec. 31, 2019		11,412,930
Loss and total comprehensive loss							(24,331)	(24,331)
Issuance of SAFE and warrants				879				879
Issuance of Ordinary shares and warrants	[1]	$ 1		2,328				2,329
Issuance of Ordinary shares and warrants (in Shares)	[1]	885,576
Consideration for shares issued in 2017					75			75
Conversion of SAFE		$ 2		(2)
Conversion of SAFE (in Shares)		1,194,639
Exercise of warrants			[2]	286	(8)			278
Exercise of warrants (in Shares)		146,306
Share-based payment				570				570
Balance at Dec. 31, 2020		$ 18		$ 10,866	$ (9)	$ 46	$ (32,667)	$ (21,746)
Balance (in Shares) at Dec. 31, 2020		13,639,451

[1]	See Note 8c.
[2]	Less than $1